Investments in and Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Ricoh's carrying value of equity investments	¥ 1,026	¥ 444